UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert Needham                Boston, MA                 5/12/2010
   ------------------------   --------------------------         ----------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             56
                                               -------------

Form 13F Information Table Value Total:          $63,360
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- --------------- ---------- -------- ------------------- ---------- -------- -------------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
----------------------------- --------------- ---------- -------- ---------- --- ---- ---------- -------- ----------- ------ ------

3PAR INC                      COM              88580F109     800   80,000    SH          Sole       0        80,000      0     0
AMGEN INC                     COM              031162100     886   14,800    SH          Sole       0        14,800      0     0
AMYLIN PHARMACEUTICALS INC    COM              032346108   1,095   48,700    SH          Sole       0        48,700      0     0
ARCH CAP GROUP LTD            ORD              G0450A105     869   11,400    SH          Sole       0        11,400      0     0
ATLAS PIPELINE PARTNERS LP    UNIT L P INT     049392103     425   30,500    SH          Sole       0        30,500      0     0
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108     406   29,000    SH          Sole       0        29,000      0     0
BLOCK H & R INC               COM              093671105     445   25,000    SH          Sole       0        25,000      0     0
BOSTON SCIENTIFIC CORP        COM              101137107     866  120,000    SH          Sole       0       120,000      0     0
CARDIOME PHARMA CORP          COM NEW          14159U202     661  100,000    SH          Sole       0       100,000      0     0
CF INDS HLDGS INC             COM              125269100     410    4,500    SH          Sole       0         4,500      0     0
CIENA CORP                    COM NEW          171779309   2,156  141,300    SH          Sole       0       141,300      0     0
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109   1,708  161,000    SH          Sole       0       161,000      0     0
COMPASS MINERALS INTL INC     COM              20451N101     425    5,300    SH          Sole       0         5,300      0     0
CORRECTIONS CORP AMER NEW     COM NEW          22025Y407     854   43,000    SH          Sole       0        43,000      0     0
DIRECTV                       COM CL A         25490A101   1,674   49,500    SH          Sole       0        49,500      0     0
DISCOVERY COMMUNICATNS NEW    COM SER A        25470F104     997   29,500    SH          Sole       0        29,500      0     0
DOMTAR CORP                   COM NEW          257559203     438    6,800    SH          Sole       0         6,800      0     0
E TRADE FINANCIAL CORP        COM              269246104      83   50,000    SH          Sole       0        50,000      0     0
EASTMAN KODAK CO              COM              277461109   1,164  201,000    SH          Sole       0       201,000      0     0
ELECTRONIC ARTS INC           COM              285512109     592   31,750    SH          Sole       0        31,750      0     0
FEDERAL MOGUL CORP            COM              313549404     666   36,300    SH          Sole       0        36,300      0     0
FORD MTR CO DEL               COM PAR $0.01    345370860     836   66,500    SH          Sole       0        66,500      0     0
FOREST LABS INC               COM              345838106     408   13,000    SH          Sole       0        13,000      0     0
GAP INC DEL                   COM              364760108   1,481   64,100    SH          Sole       0        64,100      0     0
HILLTOP HOLDINGS INC          COM              432748101   1,754  149,300    SH          Sole       0       149,300      0     0
INTERMUNE INC                 COM              45884X103   1,449   32,500    SH          Sole       0        32,500      0     0
INVESCO LTD                   SHS              G491BT108     438   20,000    SH          Sole       0        20,000      0     0
JPMORGAN CHASE & CO           COM              46625H100   1,284   28,700    SH          Sole       0        28,700      0     0
LEAR CORP                     COM NEW          521865204   3,944   49,700    SH          Sole       0        49,700      0     0
LIBERTY GLOBAL INC            COM SER A        530555101     642   22,000    SH          Sole       0        22,000      0     0
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708     875   16,000    SH          Sole       0        16,000      0     0
MASSEY ENERGY CORP            COM              576206106   2,562   49,000    SH          Sole       0        49,000      0     0
MBIA INC                      COM              55262C100   1,241  198,000    SH          Sole       0       198,000      0     0
MICROSOFT CORP                COM              594918104   2,492   85,100    SH          Sole       0        85,100      0     0
MONSANTO CO NEW               COM              61166W101     421    5,900    SH          Sole       0         5,900      0     0
NOVELL INC                    COM              670006105   2,341  390,100    SH          Sole       0       390,100      0     0
OCCIDENTAL PETE CORP DEL      COM              674599105     845   10,000    SH          Sole       0        10,000      0     0
OSI PHARMACEUTICALS INC       COM              671040103   1,715   28,800    SH          Sole       0        28,800      0     0
OUTDOOR CHANNEL HLDGS INC     COM NEW          690027206     428   65,000    SH          Sole       0        65,000      0     0
PROSHARES TR                  SHRT 20+YR TRE   74347X849   1,333   26,700    SH          Sole       0        26,700      0     0
SEARS HLDGS CORP              COM              812350106   3,101   28,600    SH          Sole       0        28,600      0     0
SIRIUS XM RADIO INC           COM              82967N108     635  729,887    SH          Sole       0       729,887      0     0
SPRINT NEXTEL CORP            COM SER 1        852061100     418  110,000    SH          Sole       0       110,000      0     0
STEAK N SHAKE CO              COM NEW          857873202     953    2,500    SH          Sole       0         2,500      0     0
STRATEGIC HOTELS & RESORTS I  COM              86272T106     370   87,000    SH          Sole       0        87,000      0     0
SUPERMEDIA INC                COM              868447103   2,129   52,339    SH          Sole       0        52,339      0     0
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109     197   20,000    SH          Sole       0        20,000      0     0
THERAVANCE INC                COM              88338T104     413   31,000    SH          Sole       0        31,000      0     0
TRW AUTOMOTIVE HLDGS CORP     COM              87264S106   1,298   45,400    SH          Sole       0        45,400      0     0
VALEANT PHARMACEUTICALS INTL  COM              91911X104     493   11,500    SH          Sole       0        11,500      0     0
VERTEX PHARMACEUTICALS INC    COM              92532F100     425   10,400    SH          Sole       0        10,400      0     0
VIASAT INC                    COM              92552V100   1,253   36,200    SH          Sole       0        36,200      0     0
WATSON PHARMACEUTICALS INC    COM              942683103   1,253   30,000    SH          Sole       0        30,000      0     0
WENDYS ARBYS GROUP INC        COM              950587105   2,396  479,200    SH          Sole       0       479,200      0     0
WESTERN UN CO                 COM              959802109     424   25,000    SH          Sole       0        25,000      0     0
YAHOO INC                     COM              984332106   3,493  211,300    SH          Sole       0       211,300      0     0

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